Related parties (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		$ 413,351	$ 477,419
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		14,874	13,681
Accounts payable - Related parties		(8,860)	(8,147)
Accounts payable to related parties		6,014	5,534
Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		67,050	2,305
Accounts Receivables Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		365,594	409,492
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[1]	409,688	372,327
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		8,860	8,470
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[2]	12,918	19,900
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[3]	10,038	19,570
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		3,192	3,601
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		521	1,248
Freeport Cobalt OY [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		0	296
Minera Freeport-McMoRan South America S.A.C. [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		0	66
PT Freeport Indonesia [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		2,301	0
Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[4]	$ (19,293)	$ 65,622

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contracts are reviewed annually.
[2]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production through December 31, 2021. Terms of the contracts are reviewed annually.
[3]	The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight) through December 31, 2020.
[4]	Reflects the embedded derivative adjustment of US$(19.3) million as of December 31, 2018, and US$65.6 million as of December 31, 2017, associated with accounts receivable from related parties (See Note 2(d) and 22).